Sep. 30, 2024
MFS Total Return Fund
MFS® Total Return Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Total Return Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Total Return Fund	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fee	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.05%
Total Annual Fund Operating Expenses	0.72%	1.47%	1.47%	0.47%	1.47%	0.97%	0.72%	0.47%	0.40%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Total Return Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
1 Year	$ 644	$ 550	$ 250	$ 48	$ 150	$ 99	$ 74	$ 48	$ 41
3 Years	792	765	465	151	465	309	230	151	128
5 Years	953	1,003	803	263	803	536	401	263	224
10 Years	$ 1,418	$ 1,554	$ 1,554	$ 591	$ 1,757	$ 1,190	$ 894	$ 591	$ 505
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption - MFS Total Return Fund - USD ($)		Class B	Class C
1 Year	[1]	$ 150	$ 150
3 Years	[1]	465	465
5 Years	[1]	803	803
10 Years	[1]	$ 1,554	$ 1,554
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) invests the fund’s assets in equity securities and debt instruments. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. Debt instruments include corporate bonds, U.S. Government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed. MFS generally invests approximately 60% of the fund’s assets in equity securities and approximately 40% of the fund's assets in debt instruments. These weightings do not reflect the fund's cash balance and can vary over time due to market movements and cash flows.

Of the fund's investments in equity securities, MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS normally invests a portion of the fund’s assets in income-producing equity securities.

While MFS may invest the equity portion of the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative screening tools that systematically evaluate issuers and instruments may also be considered.

Principal Risks
Risk Table - MFS Total Return Fund	Risk [Text Block]
Principal Risks

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Risk Lose Money [Member]	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Investment Selection Risk

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Equity Market Risk/Company Risk

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Value Company Risk	Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
Debt Market Risk

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Foreign Risk

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to countries with developing economies or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Focus Risk

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. TBA transactions may significantly increase the fund's portfolio turnover rate.

Derivatives Risk

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
Counterparty and Third Party Risk

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of additional indices that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was 11.90% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (14.15)% (for the calendar quarter ended March 31, 2020).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2024)
Average Annual Total Returns - MFS Total Return Fund	Label	1 Year	5 Years	10 Years
Class A	Returns Before Taxes	1.43%	4.79%	5.70%
Class A | After Taxes on Distributions	Returns After Taxes on Distributions	(0.72%)	2.96%	4.15%
Class A | After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	2.05%	3.47%	4.20%
Class B	Returns Before Taxes	2.84%	4.93%	5.69%
Class C	Returns Before Taxes	5.77%	5.23%	5.69%
Class I	Returns Before Taxes	7.89%	6.30%	6.59%
Class R1	Returns Before Taxes	6.77%	5.24%	5.53%
Class R2	Returns Before Taxes	7.31%	5.76%	6.05%
Class R3	Returns Before Taxes	7.60%	6.03%	6.32%
Class R4	Returns Before Taxes	7.86%	6.30%	6.59%
Class R6	Returns Before Taxes	7.90%	6.38%	6.67%
Standard & Poor's 500 Stock Index	Standard & Poor's 500 Stock Index	25.02%	14.53%	13.10%
MFS Total Return Blended Index	MFS Total Return Blended Index	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

As of December 31, 2024, the MFS Total Return Blended Index (the Blended Index) consisted of the following indices and weightings: 60% Standard & Poor's 500 Stock Index and 40% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.